Shareholders' Equity (Details)	1 Months Ended
May 27, 2020 ₪ / shares
Equity [Abstract]
Risk-free interest rate	0.93%
Expected volatility	78.77%
Dividend yield	0.00%
Contractual life	10 years
Early Exercise Multiple (Suboptimal Factor)	3
Exercise price (NIS) (in Dollars per share)	₪ 0.25